Blazzard, Grodd & Hasenauer, P.C.
101 North Ocean Drive, Suite 213
Hollywood, FL 33019
(954) 921-4041

December 15, 1995

VIA EDGAR
_________

Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
450 Fifth Street, N.W.
Washington, D.C.  20549

     RE:     Allianz Life Variable Account B
             File Nos. 33-72046 and 811-05618
             _________________________________

Dear Sir or Madam:

     On behalf of the above-captioned Registrant and pursuant to Securities Act Rule 497(j), we hereby certify that the Statement of Additional Information that would have been filed under Rule 497(c) does not differ from that contained in the Registrant's most recent Post-effective Amendment, which Amendment has been filed electronically.










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     If you have any questions, please feel free to contact the undersigned.

Sincerely,

BLAZZARD, GRODD & HASENAUER, P.C.

By: /s/ JUDITH A.  HASENAUER
    _________________________
        Judith A.  Hasenauer